Financial risk management - Credit risk (Details) - Credit risk presumption, number of days past due - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Lifetime ECL (Simplified) | Trade receivables
Financial risk management
Financial assets	$ 12,000	$ 6,090
Lifetime ECL (Simplified) | Gross carrying amount | Trade receivables
Financial risk management
Financial assets	12,000	6,090
12-month ECL | Other receivables
Financial risk management
Financial assets	206,377	152,976
12-month ECL | Amount due from related parties
Financial risk management
Financial assets	11,532,911	12,220,264
12-month ECL | Cash and cash equivalents
Financial risk management
Financial assets	9,326,072	6,766,347
12-month ECL | Gross carrying amount | Other receivables
Financial risk management
Financial assets	206,377	152,976
12-month ECL | Gross carrying amount | Amount due from related parties
Financial risk management
Financial assets	11,532,911	12,220,264
12-month ECL | Gross carrying amount | Cash and cash equivalents
Financial risk management
Financial assets	$ 9,326,072	$ 6,766,347